Restructuring Activities (Restructuring Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Restructuring Reserve [Roll Forward]
Restructuring costs - COGS	$ 3.0	$ 1.0	$ 7.6
Restructuring costs - SG&A	34.6	26.0	0.7
Cash payments related to restructuring costs	(10.3)	(7.7)	(1.4)
Consumer Direct Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, Beginning balance	7.5	0.0
Restructuring costs - SG&A	17.3	21.2
Cash payments related to restructuring costs	(9.0)	(5.0)
Charges against assets	(7.2)	(8.7)
Restructuring reserve, Ending balance	8.6	7.5	0.0
Manufacturing Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, Beginning balance	0.0	0.5	0.0
Restructuring costs - COGS		1.0	7.6
Cash payments related to restructuring costs		(1.3)	(1.4)
Charges against assets		(0.2)	(5.7)
Restructuring reserve, Ending balance		0.0	0.5
Severance and employee related [Member] | Consumer Direct Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, Beginning balance	1.0	0.0
Restructuring costs - SG&A	2.9	2.6
Cash payments related to restructuring costs	(1.8)	(1.6)
Charges against assets
Restructuring reserve, Ending balance	2.1	1.0	0.0
Severance and employee related [Member] | Manufacturing Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, Beginning balance	0.0	0.0	0.0
Restructuring costs - COGS		0.1	1.4
Cash payments related to restructuring costs		(0.1)	(1.4)
Charges against assets			0.0
Restructuring reserve, Ending balance		0.0	0.0
Impairment of property, plant and equipment [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs - SG&A	17.0	5.5
Impairment of property, plant and equipment [Member] | Consumer Direct Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, Beginning balance	0.0	0.0
Restructuring costs - SG&A	5.4	5.5
Cash payments related to restructuring costs
Charges against assets	(5.4)	(5.5)
Restructuring reserve, Ending balance	0.0	0.0	0.0
Exit or disposal activities [Member] | Consumer Direct Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, Beginning balance	6.5	0.0
Restructuring costs - SG&A	9.0	13.1
Cash payments related to restructuring costs	(7.2)	(3.4)
Charges against assets	(1.8)	(3.2)
Restructuring reserve, Ending balance	6.5	6.5	0.0
Exit or disposal activities [Member] | Manufacturing Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, Beginning balance	$ 0.0	0.5	0.0
Restructuring costs - COGS		0.9	6.2
Cash payments related to restructuring costs		(1.2)	0.0
Charges against assets		(0.2)	(5.7)
Restructuring reserve, Ending balance		$ 0.0	$ 0.5